T. Rowe Price Inflation Protected Bond Fund

Supplement to Summary Prospectus dated October 1, 2010

The following information updates the Summary Prospectus for the T. Rowe Price Inflation Protected Bond Fund.

The last sentence of the first paragraph is revised as follows:

This Summary Prospectus incorporates by reference the fund`s prospectus dated October 1, 2010, prospectus supplement dated November 2, 2010, and Statement of Additional Information dated October 1, 2010.

On page 3, the bar chart showing the fund`s calendar year returns is replaced with the following table:

The date of this supplement is November 2, 2010.

F147-041-S 11/2/10